Summary of Interest Income and Expenses by Basis of Accounting Classification (Details) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure Of Interest Income Expense [Line Items]
Interest income	[1]	$ 7,306	$ 8,145	$ 22,142	$ 28,008
Interest expense		1,302	2,044	4,273	9,538
Financial assets amortized cost [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		6,369	6,867	19,244	22,155
Interest expense		812	1,039	2,681	5,379
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		128	274	438	1,555
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		6,497	7,141	19,682	23,710
Interest expense		812	1,039	2,681	5,379
Financial instruments measured or designated at fair value through profit or loss [member] | Equities designated at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		809	1,004	2,460	4,298
Interest expense		$ 490	$ 1,005	$ 1,592	$ 4,159

[1]	Includes $6,497 million and $19,682 million, for the three and nine months ended July 31, 2021, respectively (three and nine months ended July 31, 2020 – $7,141 million and $23,710 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 20.